INCOME TAX - Deferred tax assets (liabilities) (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets / (liabilities)
Beginning Balance	$ 4,941,648	$ 2,393,792
(Charge)/Credit to Income	(1,768,428)	2,547,856
Ending Balance	3,173,220	4,941,648
Intangible asset [member]
Deferred tax assets / (liabilities)
Beginning Balance	(1,473,206)	(1,442,519)
(Charge)/Credit to Income	16,650	(30,687)
Ending Balance	(1,456,556)	(1,473,206)
Retirement plan [member]
Deferred tax assets / (liabilities)
Beginning Balance	174,850	173,569
(Charge)/Credit to Income	(174,850)	1,281
Ending Balance		174,850
Loan loss reserves [member]
Deferred tax assets / (liabilities)
Beginning Balance	3,287,076	1,892,349
(Charge)/Credit to Income	(1,775,050)	1,394,727
Ending Balance	1,512,026	3,287,076
Property, plant and equipment [member]
Deferred tax assets / (liabilities)
Beginning Balance	(1,777,375)	(1,864,608)
(Charge)/Credit to Income	(2,211,551)	87,233
Ending Balance	(3,988,926)	(1,777,375)
Foreign currency [member]
Deferred tax assets / (liabilities)
Beginning Balance	(64,721)	(126,352)
(Charge)/Credit to Income	12,574	61,631
Ending Balance	(52,147)	(64,721)
Loss carry forwards [member]
Deferred tax assets / (liabilities)
Beginning Balance	339,113	339,113
(Charge)/Credit to Income	(3,605)
Ending Balance	335,508	339,113
Inflation Adjustment Credit [Member]
Deferred tax assets / (liabilities)
Beginning Balance	3,808,363	3,067,683
(Charge)/Credit to Income	(1,837,392)	740,680
Ending Balance	1,970,971	3,808,363
Other provisions [member]
Deferred tax assets / (liabilities)
Beginning Balance	213,099	402,898
(Charge)/Credit to Income	91,040	(189,799)
Ending Balance	304,139	213,099
Other deferred tax assets and liabilities [member]
Deferred tax assets / (liabilities)
Beginning Balance	434,449	(48,341)
(Charge)/Credit to Income	4,113,756	482,790
Ending Balance	$ 4,548,205	$ 434,449